RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - OTHER FINANCIAL INSTRUMENTS (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Fair Value of Other Financial Instruments
Equity investments at carrying value	CAD 109		CAD 110
Long-term debt, carrying value	64,900		40,800
Long-term debt	68,700		43,900
Net Investment Hedges
Fair Value of Other Financial Instruments
Unrealized foreign exchange gain (loss) on translation of United States dollar denominated debt	275	CAD 277
Unrealized gain (loss) on change in fair value of outstanding forward exchange forward contracts	75	73
Realized gain (loss) associated with the settlement of foreign exchange forward contracts	(38)	(1)
Realized gain (loss) associated with the settlement of United Stated dollar denominated debt that matured	(90)	(33)
Amount of ineffectiveness	0	CAD 0
Preferred share investment
Fair Value of Other Financial Instruments
Held to maturity investment at amortized cost	CAD 364		355
Cumulative dividends based on average yield of Government of Canada bonds, maturity period of bonds	10 years
Cumulative dividends based on average yield of Government of Canada bonds, spread over reference rate (as a percent)	4.38%
Held to maturity investment, fair value	CAD 580		580
Carrying value
Fair Value of Other Financial Instruments
Noncurrent notes receivable	92		0
Fair Value
Fair Value of Other Financial Instruments
Restricted long-term investments held in trust	237		90
Noncurrent notes receivable	CAD 92		CAD 0